STOCKHOLDERS' EQUITY AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Changes in Accumulated Other Comprehensive Income by component (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (63,595)	$ (148,345)	$ (121,455)	$ (57,680)
Other comprehensive income before reclassifications	(138)	77,267
Amounts reclassified from accumulated other comprehensive income (loss)	364	7,483
Balance at end of period	(63,369)	(63,595)	(121,455)	(57,680)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		57
Other comprehensive income before reclassifications		(45)
Amounts reclassified from accumulated other comprehensive income (loss)		(12)
Balance at end of period		0
Tax Effect of Other Comprehensive Income Gains [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(31,048)	(26,156)
Other comprehensive income before reclassifications	(138)	(4,892)
Balance at end of period	(31,186)	(31,048)
Accumulated Defined Benefit Plans Adjustment [Member] | Postretirement Medical Benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(20,292)	(77,527)
Other comprehensive income before reclassifications		53,230
Amounts reclassified from accumulated other comprehensive income (loss)	5	4,005
Balance at end of period	(20,287)	(20,292)
Accumulated Defined Benefit Plans Adjustment [Member] | Pension Benefits [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(12,255)	(44,719)
Other comprehensive income before reclassifications		28,974
Amounts reclassified from accumulated other comprehensive income (loss)	359	3,490
Balance at end of period	$ (11,896)	$ (12,255)